Subsequent Event (Details) - Subsequent Event [Member] - $ / shares	Apr. 30, 2023	Oct. 31, 2022
Subsequent Event (Details) [Line Items]
Share issued	3,105,000	15,000,000
Price per share (in Dollars per share)	$ 7
Over-allotment option	405,000